UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (98.50%)
CONSUMER DISCRETIONARY - (11.00%)
Automobiles & Components – (1.26%)
157,200	Harley-Davidson, Inc.	$5,863,560

Consumer Durables & Apparel – (0.31%)
21,555	Garmin Ltd.	730,930
17,799	Hunter Douglas NV (Netherlands)	723,453

		1,454,383

Consumer Services – (1.20%)
246,040	H&R Block, Inc.	5,597,410

Media – (5.79%)
660,241	Comcast Corp., Special Class A	13,010,049
242,670	Grupo Televisa S.A., ADR (Mexico)	5,307,193
16,390	Liberty Media Corp. - Capital, Series A *	219,052
65,560	Liberty Media Corp. - Entertainment, Series A *	1,635,394
439,000	News Corp., Class A	5,263,610
39,100	WPP Group PLC, ADR (United Kingdom)	1,589,611

		27,024,909

Retailing – (2.44%)
21,400	Amazon.com, Inc. *	1,556,850
122,915	Bed Bath & Beyond Inc. *	3,862,604
169,100	CarMax, Inc. *	2,367,400
81,950	Liberty Media Corp. - Interactive, Series A *	1,059,204
87,670	Lowe's Cos, Inc.	2,076,902
5,300	Sears Holdings Corp. *	493,244

		11,416,204

	TOTAL CONSUMER DISCRETIONARY	51,356,466

CONSUMER STAPLES - (14.71%)
Food & Staples Retailing – (6.67%)
361,000	Costco Wholesale Corp.	23,437,925
206,871	CVS Caremark Corp.	6,963,278
36,700	Whole Foods Market, Inc.	734,000

		31,135,203

Food, Beverage & Tobacco – (6.26%)
259,400	Altria Group, Inc.	5,146,496
93,400	Diageo PLC, ADR (United Kingdom)	6,431,524
108,071	Heineken Holding NV (Netherlands)	4,242,734
24,500	Hershey Co.	968,730
258,300	Philip Morris International Inc.	12,424,230

		29,213,714

Household & Personal Products – (1.78%)
43,200	Avon Products, Inc.	1,795,824
93,520	Procter & Gamble Co.	6,517,409

		8,313,233

	TOTAL CONSUMER STAPLES	68,662,150

ENERGY - (17.13%)
102,900	Canadian Natural Resources Ltd. (Canada)	7,044,534
2,659,900	China Coal Energy Co. - H (China)	2,812,039
264,922	ConocoPhillips	19,405,536

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
174,170	Devon Energy Corp.	$15,884,304
148,420	EOG Resources, Inc.	13,277,653
239,300	Occidental Petroleum Corp.	16,858,685
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	366,073
39,244	Transocean Inc. *	4,310,561

	TOTAL ENERGY	79,959,385

FINANCIALS - (32.33%)
Banks – (3.15%)
	Commercial Banks – (3.15%)
27,976	Toronto-Dominion Bank (Canada)	1,706,256
115,644	Wachovia Corp.	404,754
335,700	Wells Fargo & Co.	12,598,821

		14,709,831

Diversified Financials – (15.93%)
	Capital Markets – (6.04%)
78,470	Ameriprise Financial, Inc.	2,997,554
229,200	Bank of New York Mellon Corp.	7,467,336
112,700	Brookfield Asset Management Inc., Class A (Canada)	3,092,488
33,670	E*TRADE Financial Corp. *	98,485
13,540	Goldman Sachs Group, Inc.	1,733,120
456,523	Merrill Lynch & Co., Inc.	11,550,032
16,450	Morgan Stanley	378,350
15,630	State Street Corp.	889,034

		28,206,399

	Consumer Finance – (3.45%)
445,130	American Express Co.	15,770,956
24,550	Discover Financial Services	339,281

		16,110,237

	Diversified Financial Services – (6.44%)
109,543	Citigroup Inc.	2,246,727
499,768	JPMorgan Chase & Co.	23,339,166
107,230	Moody's Corp.	3,645,820
13,600	Visa Inc., Class A	834,904

		30,066,617

		74,383,253

Insurance – (12.91%)
	Insurance Brokers – (0.78%)
81,100	Aon Corp.	3,646,256

	Life & Health Insurance – (0.43%)
31,180	Principal Financial Group, Inc.	1,356,018
18,900	Sun Life Financial Inc. (Canada)	668,493

		2,024,511

	Multi-line Insurance – (2.63%)
394,211	American International Group, Inc.	1,312,723
277,300	Loews Corp.	10,950,577

		12,263,300

	Property & Casualty Insurance – (8.13%)
58,329	Ambac Financial Group, Inc.	135,907

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
167	Berkshire Hathaway Inc., Class A *	$21,810,200
300	Berkshire Hathaway Inc., Class B *	1,318,500
1,030	Markel Corp. *	362,045
41,800	MBIA Inc. *	497,420
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	2,057,780
477,160	Progressive Corp. (Ohio)	8,302,584
93,900	Tokio Marine Holdings, Inc. (Japan)	3,447,424

		37,931,860

	Reinsurance – (0.94%)
80,677	Transatlantic Holdings, Inc.	4,384,795

		60,250,722

Real Estate – (0.34%)
503,000	Hang Lung Group Ltd. (Hong Kong)	1,593,321

	TOTAL FINANCIALS	150,937,127

HEALTH CARE - (4.27%)
Health Care Equipment & Services – (3.33%)
75,700	Cardinal Health, Inc.	3,730,496
95,924	Covidien Ltd.	5,156,874
58,180	Express Scripts, Inc. *	4,297,757
92,800	UnitedHealth Group Inc.	2,356,192

		15,541,319

Pharmaceuticals, Biotechnology & Life Sciences – (0.94%)
35,500	Johnson & Johnson	2,459,440
103,500	Schering-Plough Corp.	1,911,645

		4,371,085

	TOTAL HEALTH CARE	19,912,404

INDUSTRIALS - (6.13%)
Capital Goods – (1.27%)
16,400	ABB Ltd., ADR (Switzerland)	318,160
24,000	Siemens AG, Registered (Germany)	2,238,648
95,674	Tyco International Ltd.	3,350,503

		5,907,311

Commercial & Professional Services – (2.50%)
58,600	D&B Corp.	5,529,496
252,399	Iron Mountain Inc. *	6,161,060

		11,690,556

Transportation – (2.36%)
71,600	Asciano Group (Australia)	187,190
1,258,247	China Merchants Holdings International Co., Ltd. (China)	4,036,117
864,000	China Shipping Development Co. Ltd. - H (China)	1,134,252
939,200	Cosco Pacific Ltd. (China)	1,077,938
27,100	Kuehne & Nagel International AG, Registered (Switzerland)	1,808,183
97,481	Toll Holdings Ltd. (Australia)	552,189
35,050	United Parcel Service, Inc., Class B	2,204,294

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
97,481	Virgin Blue Holdings Ltd. (Australia)	$25,173

		11,025,336

	TOTAL INDUSTRIALS	28,623,203

INFORMATION TECHNOLOGY - (7.78%)
Semiconductors & Semiconductor Equipment – (0.99%)
214,400	Texas Instruments Inc.	4,609,600

Software & Services – (3.06%)
47,600	eBay Inc. *	1,065,764
5,910	Google Inc., Class A *	2,367,073
407,610	Microsoft Corp.	10,875,035

		14,307,872

Technology Hardware & Equipment – (3.73%)
163,150	Agilent Technologies, Inc. *	4,839,029
117,000	Cisco Systems, Inc. *	2,638,350
197,000	Dell Inc. *	3,244,590
86,970	Hewlett-Packard Co.	4,021,493
95,944	Tyco Electronics Ltd.	2,653,811

		17,397,273

	TOTAL INFORMATION TECHNOLOGY	36,314,745

MATERIALS - (4.56%)
71,300	BHP Billiton PLC (United Kingdom)	1,615,244
43,880	Martin Marietta Materials, Inc.	4,913,682
25,800	Rio Tinto PLC (United Kingdom)	1,619,190
368,210	Sealed Air Corp.	8,096,938
142,300	Sino-Forest Corp. (Canada)*	1,793,040
43,490	Vulcan Materials Co.	3,240,005

	TOTAL MATERIALS	21,278,099

TELECOMMUNICATION SERVICES - (0.42%)
323,560	Sprint Nextel Corp. *	1,973,716

	TOTAL TELECOMMUNICATION SERVICES	1,973,716

UTILITIES - (0.17%)
69,800	AES Corp. *	815,962

	TOTAL UTILITIES	815,962

	TOTAL COMMON STOCK – (Identified cost $363,568,869)	459,833,257

CONVERTIBLE BONDS - (0.48%)
MATERIALS - (0.15%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	669,760

	TOTAL MATERIALS	669,760

TELECOMMUNICATION SERVICES - (0.33%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,550,000

	TOTAL TELECOMMUNICATION SERVICES	1,550,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,336,000)	2,219,760

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (0.73%)
$1,932,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $1,932,094
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $1,970,640)	$1,932,000
1,480,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $1,480,070
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $1,509,600)	1,480,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,412,000)	3,412,000

	Total Investments – (99.71%) – (Identified cost $369,316,869) – (b)	465,465,017
	Other Assets Less Liabilities – (0.29%)	1,357,910

	Net Assets – (100.00%)	$466,822,927

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $669,760, or 0.15% of the Fund’s net assets as of September 30, 2008.

(b)	Aggregate cost for federal income tax purposes is $369,610,345. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$154,112,179
	Unrealized depreciation	(58,257,507)

	Net unrealized appreciation	$95,854,672

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (98.50%)
CONSUMER DISCRETIONARY - (2.16%)
Consumer Services – (2.16%)
78,100	H&R Block, Inc.	$1,776,775

	TOTAL CONSUMER DISCRETIONARY	1,776,775

ENERGY - (5.71%)
68,500	Canadian Natural Resources Ltd. (Canada)	4,689,510

	TOTAL ENERGY	4,689,510

FINANCIALS - (82.82%)
Banks – (5.92%)
	Commercial Banks – (5.92%)
9,100	ICICI Bank Ltd., ADR (India)	214,032
62,148	State Bank of India Ltd., GDR (India)	3,755,205
23,900	Wells Fargo & Co.	896,967

		4,866,204

Diversified Financials – (42.20%)
	Capital Markets – (17.62%)
46,360	Ameriprise Financial, Inc.	1,770,952
124,200	Bank of New York Mellon Corp.	4,046,436
67,600	Brookfield Asset Management Inc., Class A (Canada)	1,854,944
15,020	Goldman Sachs Group, Inc.	1,922,560
26,210	Julius Baer Holding, AG (Switzerland)	1,303,434
141,555	Merrill Lynch & Co., Inc.	3,581,342

		14,479,668

	Consumer Finance – (9.62%)
211,800	American Express Co.	7,504,074
162,150	First Marblehead Corp. *	403,754

		7,907,828

	Diversified Financial Services – (14.96%)
117,448	JPMorgan Chase & Co.	5,484,821
103,500	Moody's Corp.	3,519,000
50,200	Oaktree Capital Group LLC, Class A (a)	1,393,050
62,000	RHJ International (Belgium)*	562,342
21,800	Visa Inc., Class A	1,338,302

		12,297,515

		34,685,011

Insurance – (34.70%)
	Life & Health Insurance – (2.53%)
37,433	China Life Insurance Co., Ltd., ADR (China)	2,082,023

	Multi-line Insurance – (8.36%)
102,487	American International Group, Inc.	341,282
165,400	Loews Corp.	6,531,646

		6,872,928

	Property & Casualty Insurance – (10.56%)
23,700	Ambac Financial Group, Inc.	55,221
37,600	FPIC Insurance Group, Inc. *	2,043,372
9,900	Markel Corp. *	3,479,850
60,600	MBIA Inc. *	721,140
136,500	Progressive Corp. (Ohio)	2,375,100

		8,674,683

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (13.25%)
26,100	Everest Re Group, Ltd.	$2,258,433
158,837	Transatlantic Holdings, Inc.	8,632,791

		10,891,224

		28,520,858

	TOTAL FINANCIALS	68,072,073

INDUSTRIALS - (5.05%)
Commercial & Professional Services – (5.05%)
44,000	D&B Corp.	4,151,840

	TOTAL INDUSTRIALS	4,151,840

MATERIALS - (2.76%)
103,000	Sealed Air Corp.	2,264,970

	TOTAL MATERIALS	2,264,970

	TOTAL COMMON STOCK – (Identified cost $82,138,519)	80,955,168

SHORT TERM INVESTMENTS - (1.48%)
$688,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $688,033
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $701,760)	688,000
527,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $527,025
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $537,540)	527,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,215,000)	1,215,000

	Total Investments – (99.98%) – (Identified cost $83,353,519) – (b)	82,170,168
	Other Assets Less Liabilities – (0.02%)	19,834

	Net Assets – (100.00%)	$82,190,002

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund was $1,393,050, or 1.70% of the Fund’s net assets as of September 30, 2008.

(b)	Aggregate cost for federal income tax purposes is $83,403,080. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$16,040,213
Unrealized depreciation	(17,273,125)

Net unrealized depreciation	$(1,232,912)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (96.47%)
FINANCIALS - (93.35%)
Diversified Financials – (3.03%)
Capital Markets – (3.03%)
39,740	Brookfield Asset Management Inc., Class A (Canada)	$1,090,466

Real Estate – (90.32%)
Real Estate Investment Trusts (REITs) – (78.98%)
	Diversified REITs – (5.93%)
82,500	Cousins Properties, Inc.	2,081,475
22,900	Gramercy Capital Corp.	59,311

		2,140,786

	Industrial REITs – (5.41%)
164,100	Brixton PLC (United Kingdom)	617,947
92,500	DCT Industrial Trust Inc.	692,825
37,300	First Potomac Realty Trust	641,187

		1,951,959

	Office REITs – (33.65%)
27,400	Alexandria Real Estate Equities, Inc.	3,082,500
21,400	Boston Properties, Inc.	2,004,324
51,300	Corporate Office Properties Trust	2,069,955
61,000	Derwent London PLC (United Kingdom)	1,148,071
66,900	Digital Realty Trust, Inc.	3,161,025
10,400	SL Green Realty Corp.	673,920

		12,139,795

	Residential REITs – (12.37%)
60,900	American Campus Communities, Inc.	2,063,292
7,200	AvalonBay Communities, Inc.	708,624
14,300	Essex Property Trust, Inc.	1,692,119

		4,464,035

	Retail REITs – (11.88%)
9,300	Federal Realty Investment Trust	796,080
80,842	General Growth Properties, Inc.	1,220,714
11,600	Regency Centers Corp.	773,604
29,900	Taubman Centers, Inc.	1,495,000

		4,285,398

	Specialized REITs – (9.74%)
86,383	Cogdell Spencer, Inc.	1,428,775
42,200	Ventas, Inc.	2,085,524

		3,514,299

		28,496,272

Real Estate Management & Development – (11.34%)
	Diversified Real Estate Activities – (2.28%)
19,500	Mitsubishi Estate Co., Ltd. (Japan)	384,250
22,700	Mitsui Fudosan Co., Ltd. (Japan)	438,608

		822,858

	Real Estate Operating Companies – (9.06%)
101,500	Forest City Enterprises, Inc., Class A	3,113,005

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (Continued)
248,290	Minerva PLC (United Kingdom)*	$156,148

		3,269,153

		4,092,011

		32,588,283

	TOTAL FINANCIALS	33,678,749

INDUSTRIALS - (3.12%)
Transportation – (3.12%)
15,100	Alexander & Baldwin, Inc.	665,230
4,990	Burlington Northern Santa Fe Corp.	461,226

		1,126,456

	TOTAL INDUSTRIALS	1,126,456

	TOTAL COMMON STOCK – (Identified cost $38,126,356)	34,805,205

PREFERRED STOCK - (0.27%)
FINANCIALS - (0.27%)
Real Estate – (0.27%)
Real Estate Investment Trusts (REITs) – (0.27%)
	Residential REITs – (0.27%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	98,000

	TOTAL PREFERRED STOCK – (Identified cost $60,341)	98,000

CONVERTIBLE BONDS - (0.21%)
FINANCIALS - (0.21%)
Real Estate – (0.21%)
Real Estate Investment Trusts (REITs) – (0.21%)
	Office REITs – (0.21%)
$104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	76,570

	TOTAL CONVERTIBLE BONDS – (Identified cost $102,405)	76,570

SHORT TERM INVESTMENTS - (2.78%)
569,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $569,028
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $580,380)	569,000
435,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $435,021
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $443,700)	435,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,004,000)	1,004,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (Continued)	September 30, 2008 (Unaudited)

	Total Investments – (99.73%) – (Identified cost $39,293,102) – (b)	$35,983,775
	Other Assets Less Liabilities – (0.27%)	97,199

	Net Assets – (100.00%)	$36,080,974

*	Non-Income producing security.

(a)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $76,570, or 0.21% of the Fund's net assets, as of September 30, 2008.

(b)	Aggregate cost for federal income tax purposes is $39,293,102. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,273,710
	Unrealized depreciation	(6,583,037)

	Net unrealized depreciation	$(3,309,327)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                          Notes to Schedule of Investments

September 30, 2008 (Unaudited)

VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

Valuation inputs
Level 1 – Quoted prices	$430,662,382	$73,941,137	$32,060,181
Level 2 – Other Significant Observable Inputs	34,802,635	8,229,031	3,923,594
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$465,465,017	$82,170,168	$35,983,775

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 28, 2008